Note 11 - Federal Home Loan Bank Advances and Federal Reserve Borrowings (Details) - Fixed and Variable Rate Federal Home Loan Bank Advances and Federal Reserve Borrowings (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Fixed and Variable Rate Federal Home Loan Bank Advances and Federal Reserve Borrowings [Abstract]
2013 (in Dollars)	$ 0	$ 70,000
2013	0.00%	4.77%
Lines of Credit – Federal Reserve/Federal Home Loan Bank (in Dollars)	0	0
Lines of Credit – Federal Reserve/Federal Home Loan Bank	0.00%	0.00%
(in Dollars)	$ 0	$ 70,000
	0.00%	4.77%